Earnings per Share - Schedule of Computation of Basic Loss Per Share (EPS) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic loss per share (in dollars per share)	$ 0.33	$ 0.09	$ (1.64)
Diluted loss per share (in dollars per share)	$ 0.32	$ 0.09	$ (1.64)
Issued ordinary shares at the end of the year (in shares)	264,080,391	264,080,391	229,263,598
Weighted average shares outstanding, basic (in shares)	250,891,106	244,270,405	178,404,637
Dilutive effect of share options and RSU (in shares)	3,573,189	3,880,209	0
Weighted average shares outstanding, diluted (in shares)	254,464,295	248,150,614	178,404,637
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	34,078,777	34,260,413	5,540,079
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect of share options and RSU (in shares)	6,231,669	8,559,698
Number of anti-dilutive securities (in shares)	6,406,667	2,160,000	9,445,006
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	750,000	500,000	500,000
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect of share options and RSU (in shares)		112,780
Number of anti-dilutive securities (in shares)	886,610	0	88,584